Note 10 - Rehabilitation Provisions - Rehabilitation Provisions Assumptions (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Nov. 30, 2025	Nov. 30, 2024
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member]
Statement Line Items [Line Items]
Assumption	386,000	386,000
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	906,000	591,000
Life expectancy [member]
Statement Line Items [Line Items]
Assumption	8	9
Life expectancy [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	7	6
Inflation rate [member]
Statement Line Items [Line Items]
Assumption	2	2
Inflation rate [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	2.25	2.46
Discount rate, measurement input [member]
Statement Line Items [Line Items]
Assumption	4.02	4.18
Discount rate, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	2.86	2.93